Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Name of Related Parties and Relationship	In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:
Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board
Enmoli Inc.	Where Mr. He Xiaowu acted as director
Sixiang Zhuohong Private Equity LP	Equity investee of the Company

Schedule of Significant Related Party Transactions	For the six months ended June 30, 2024, significant related party transactions were as follows:
		For the six months ended June 30,
		2023	2024	2024
		RMB	RMB	US$
Sixiang Zhuohong Private Equity LP	Sold 6% equity interest of Hangzhou Zhange Culture Technology Co., Ltd to the Company	-	13,500	1,858

Schedule of Amounts Due from Related Parties	As of December 31, 2023 and June 30, 2024, the amounts due from related parties are as follows:
	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Amount due from related parties
Enmoli Inc (1)	355	-	-
Total	355	-	-
(1)	The balance was collected on January 12, 2024.